UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5678

Smith Barney Principal Return Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30
Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY PRINCIPAL RETURN FUND

SECURITY AND GROWTH FUND

FORM N-Q
FEBRUARY 28, 2005

SECURITY AND GROWTH FUND

Schedule of Investments (unaudited)	February 28, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 41.1% CONSUMER DISCRETIONARY - 6.0% Hotels, Restaurants and Leisure - 1.4%
20,000	Carnival Corp.	$1,087,600

Leisure Equipment and Products - 2.1%
75,000	Hasbro, Inc.	1,584,000

Media - 2.5%
21,800	Liberty Media Corp., Class A Shares+	221,052
100,000	Time Warner Inc.+	1,723,000

		1,944,052

	TOTAL CONSUMER DISCRETIONARY	4,615,652

CONSUMER STAPLES - 1.1% Food Products - 1.1%
45,100	The Hain Celestial Group, Inc.+	842,017

ENERGY - 3.9% Oil and Gas - 3.9%
13,200	Murphy Oil Corp.	1,320,528
65,800	Todco, Class A Shares+	1,657,502

		2,978,030

FINANCIALS - 4.4% Banks - 1.4%
120,000	Mitsubishi Tokyo Financial Group, Inc., ADR	1,100,400

Insurance - 3.0%
9,000	Ambac Financial Group, Inc.	700,020
40,000	The PMI Group, Inc.	1,610,000

		2,310,020

	TOTAL FINANCIALS	3,410,420

See Notes to Schedule of Investments.

1

SECURITY AND GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE

HEALTHCARE - 2.3% Biotechnology - 1.2%
57,119	Enzo Biochem, Inc.+*	$929,326

Pharmaceuticals - 1.1%
89,700	Bentley Pharmaceuticals, Inc.+	883,545

	TOTAL HEALTHCARE	1,812,871

INDUSTRIALS - 1.9% Machinery - 1.9%
15,300	Caterpillar Inc.	1,454,265

INFORMATION TECHNOLOGY - 14.5% Communications Equipment - 3.9%
381,900	Lucent Technologies Inc.+*	1,172,433
51,000	Motorola, Inc.	798,660
63,900	Nokia Oyj, Sponsored ADR	1,031,346

		3,002,439

Electronic Equipment and Instruments - 6.4%
40,300	Agilent Technologies, Inc.+	967,200
85,100	Maxwell Technologies, Inc.+*	926,739
250,000	NYFIX, Inc.+*	1,137,500
375,000	Solectron Corp.+	1,856,250

		4,887,689

Internet Software and Services - 1.4%
176,400	RealNetworks, Inc.+*	1,104,264

Semiconductor Equipment and Products - 1.3%
3,800	Samsung Electronics Co., Ltd., GDR++	984,200

Software - 1.5%
45,800	Microsoft Corp.	1,153,244

	TOTAL INFORMATION TECHNOLOGY	11,131,836

MATERIALS - 4.6% Chemicals - 2.0%
50,000	Engelhard Corp.	1,512,500

Metals and Mining - 2.6%
75,400	RTI International Metals, Inc.+	2,043,340

	TOTAL MATERIALS	3,555,840

See Notes to Schedule of Investments.

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SECURITY AND GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE

UTILITIES - 2.4% Multi-Utilities - 2.4%
100,000	The Williams Cos., Inc.	$1,883,000

	TOTAL COMMON STOCK (Cost - $23,278,933)	31,683,931

FACE AMOUNT

SHORT-TERM INVESTMENTS - 64.2% U.S. TREASURY STRIP - 41.7%
$32,500,000	United States Treasury Strip, due 8/15/05 (Cost - $31,435,077)	32,080,555

REPURCHASE AGREEMENT - 17.4%
13,372,000	Bank of America Securities LLC dated 2/28/05, 2.600% due 3/1/05; Proceeds at maturity - $13,372,966; (Fully collateralized by Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 3.560% to 7.250% due 4/25/08 to 1/15/10; Market value - $13,639,441) (Cost - $13,372,000)	13,372,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 5.1%
3,919,252	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $3,919,252)	3,919,252

	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,726,329)	49,371,807

	TOTAL INVESTMENTS - 105.3% (Cost - $72,005,262**)	81,055,738
	Liabilities in Excess of Other Assets - (5.3%)	(4,043,500)

	TOTAL NET ASSETS - 100.0%	$77,012,238

+	Non-income producing security.
++	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
*	All or a portion of this security is on loan.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt. GDR - Global Depositary Receipt.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Security and Growth Fund (“Fund”), a separate diversified investment fund of the Smith Barney Principal Return Fund (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Over-the-counter securities are valued at last sale price or, if there is no official closing price that day, at the mean between the bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotation on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

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Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,417,076
Gross unrealized depreciation	(366,600)

Net unrealized appreciation	$9,050,476

At February 28, 2005, the Fund loaned securities having a market value of $3,645,567. The Fund received cash collateral amounting to $3,919,252, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Principal Return Fund

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2005

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 26, 2005